CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock Northern Genesis Acquisition Corp II [Member]	Common Stock	Additional Paid-in Capital Northern Genesis Acquisition Corp II [Member]	Additional Paid-in Capital	Accumulated Capital Northern Genesis Acquisition Corp II [Member]	Accumulated Deficit Northern Genesis Acquisition Corp II [Member]	Accumulated Deficit	Northern Genesis Acquisition Corp II [Member]	Total
Balances at the beginning at Dec. 31, 2018				$ 57,418,000			$ (21,849,000)		$ 35,570,000
Issuance of common stock to Sponsor				69,922,000					69,922,000
Net loss							(15,310,000)		(15,310,000)
Balance at the end at Dec. 31, 2019		$ 0		128,297,000			(37,159,000)		91,208,000
Net loss							(14,988,000)		(14,988,000)
Balance at the end at Sep. 30, 2020	$ 1,035	0	$ 23,965	129,040,000	$ (1,000)	$ 24,000	(52,147,000)		77,005,000
Balance (in Shares) at Sep. 30, 2020	10,350,000
Balances at the beginning at Dec. 31, 2019		0		128,297,000			(37,159,000)		91,208,000
Net loss							(21,531,000)		(21,531,000)
Balance at the end at Dec. 31, 2020	$ 1,035	0	23,965	129,449,000		(1,450)	(58,690,000)	$ 23,550	70,805,000
Balance (in Shares) at Dec. 31, 2020	10,350,000
Balances at the beginning at Sep. 24, 2020	$ 0		0		0	0		0
Balance (in Shares) at Sep. 24, 2020	0
Issuance of common stock to Sponsor	$ 1,035		23,965			25,000
Issuance of Series C Preferred Stock, net of issuance costs (in shares)	10,350,000
Net loss					(1,000)	(1,000)		1,000
Balance at the end at Sep. 30, 2020	$ 1,035	0	23,965	129,040,000	(1,000)	24,000	(52,147,000)		77,005,000
Balance (in Shares) at Sep. 30, 2020	10,350,000
Balances at the beginning at Sep. 24, 2020	$ 0		0		0	0		0
Balance (in Shares) at Sep. 24, 2020	0
Issuance of common stock to Sponsor	$ 1,035		23,965			0		25,000
Issuance of Series C Preferred Stock, net of issuance costs (in shares)	10,350,000
Net loss	$ 0		0			(1,450)		(1,450)
Balance at the end at Dec. 31, 2020	$ 1,035	0	23,965	129,449,000		(1,450)	(58,690,000)	23,550	70,805,000
Balance (in Shares) at Dec. 31, 2020	10,350,000
Balances at the beginning at Sep. 30, 2020	$ 1,035	0	23,965	129,040,000	$ (1,000)	24,000	(52,147,000)		77,005,000
Balance (in Shares) at Sep. 30, 2020	10,350,000
Net loss							(6,543,000)		(6,543,000)
Balance at the end at Dec. 31, 2020	$ 1,035	0	23,965	129,449,000		(1,450)	(58,690,000)	23,550	70,805,000
Balance (in Shares) at Dec. 31, 2020	10,350,000
Accretion for common stock subject to redemption amount			(23,965)			(42,335,161)		(42,359,126)
Net loss						4,880,183		4,880,183
Balance at the end at Mar. 31, 2021	$ 1,035					(37,456,428)		(37,455,393)
Balance (in Shares) at Mar. 31, 2021	10,350,000
Balances at the beginning at Dec. 31, 2020	$ 1,035	0	$ 23,965	129,449,000		(1,450)	(58,690,000)	23,550	70,805,000
Balance (in Shares) at Dec. 31, 2020	10,350,000
Net loss							(47,825,000)	4,182,273	(47,825,000)
Balance at the end at Sep. 30, 2021	$ 1,035	0		133,233,000		(39,121,005)	(106,515,000)	(39,119,970)	26,719,000
Balance (in Shares) at Sep. 30, 2021	10,350,000
Balances at the beginning at Mar. 31, 2021	$ 1,035					(37,456,428)		(37,455,393)
Balance (in Shares) at Mar. 31, 2021	10,350,000
Initial classification of FPA liability						(966,667)		(966,667)
Net loss						(12,244,108)		(12,244,108)
Balance at the end at Jun. 30, 2021	$ 1,035					(50,667,203)		(50,666,168)
Balance (in Shares) at Jun. 30, 2021	10,350,000
Net loss						11,546,198		11,546,198
Balance at the end at Sep. 30, 2021	$ 1,035	$ 0		$ 133,233,000		$ (39,121,005)	$ (106,515,000)	$ (39,119,970)	$ 26,719,000
Balance (in Shares) at Sep. 30, 2021	10,350,000